OPERATING LEASE- Maturities of lease liabilities (Details) - Previous Lease Standard ("ASC 840") [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
2023	¥ 1,434
2024	58
Total operating lease payments	1,492
Less: imputed interest	(185)
Total	¥ 1,307	¥ 8,694